Loan Payable	12 Months Ended
Mar. 31, 2024
Loan Payable [Abstract]
LOAN PAYABLE

Note 16 – LOAN PAYABLE

On August 4, 2023, Jiuzhou Service signed a Maximum Amount Pledge Contract with Industrial and Commercial Bank of China, pledging Mr. Lei Liu’s land use rights and property ownership as security, for a loan facility with a maximum principal amount of US$1.60(RMB11.49) million during the period from August 4, 2023 to August 4, 2028. As of March 31, 2024, the outstanding amount of the short-term bank loan under this pledge contract was US$276,997(RMB2,000,000) ..